Note 24 - Share-based Payments	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of share-based payment arrangements [text block]
24.	SHARE-BASED PAYMENTS

There are different share-based payment programs and stock option plans which allow the senior management from the Company and its subsidiaries to receive or acquire shares of the Company. For all option plans, the fair value is estimated at grant date, using the Hull binomial pricing model, modified to reflect the IFRS
2
requirement that assumptions about forfeiture before the end of the vesting period cannot impact the fair value of the option.

This current model of share based payment includes
two
types of grants: Grant
1:
the beneficiary
may
choose to allocate
30%,
40%,
60%,
70%
or
100%
of the amount related to the profit share he received in the year, at the immediate exercise of options, thus acquiring the corresponding shares of the Company, and the delivery of a substantial part of the acquired shares is conditioned to the permanency in the Company for a period of five
-years from the date of exercise; Grant
2:
the beneficiary
may
exercise the options after a period of
five
years.

Additionally, as a means of creating a long term incentive (wealth incentive) for certain senior employees and members of management considered as having “high potential,” the Company grant stocks to future delivery to those employees, pursuant to which the beneficiary shall receive two
separate lots – Lot A and Lot B – subject to maturation periods of five
and
ten
years, respectively.

In addition, the Company has implemented a Stock Based Payment Plan under which certain employees and members of the management of the Company or its direct or indirect subsidiaries are eligible to receive shares of the Company including in the form of ADR’s. The shares that are subject to the Stock Plan are designated as "Restricted Shares" and the restricted share price for the purposes of the stock plan will correspond to the price of the Company's shares on
B3
S.A.- Brasil, Bolsa, Balcão, in the trading session immediately prior to the stock concession Restricted.

The weighted average fair value of the options and assumptions used in applying the Ambev option pricing model for the “Grant
2”
of
2017,
2016
and
2015
grants are as follows:

In R$, except when otherwise indicated	2017	(i)	2016	(i)	2015	(i)

Fair value of options granted	6.51		6.21		7.84
Share price	19.80		17.18		18.41
Exercise price	19.80		17.18		18.41
Expected volatility	26.7%		27.0%		27.5%
Vesting year	5		5		5
Expected dividends	5%		5%		5%
Risk-free interest rate	10.1%	(ii)	12.4%	(ii)	15.9%	(ii)

(i)    Information based on weighted average plans granted, except for the expected dividends and risk-free interest rate.

(ii) The percentages include the grants of stock options and ADR’s during the period, in which the risk-free interest rate of ADR’s are calculated in U.S. dollar.

The total number of outstanding options developed as follows:

Thousand options	2017	2016	2015

Options outstanding at January 1 st	131,244	121,770	126,149
Options issued during the period	20,435	24,806	16,568
Options exercised during the period	(13,548)	(11,613)	(19,975)
Options forfeited during the period	(2,910)	(3,719)	(972)
Options outstanding at ended year	135,221	131,244	121,770

The range of exercise prices of the outstanding options is between
R$0.001
(
R$0.02
as of
December 31, 2016
and
R$0.35
as of
December 31, 2015)
and
R$26.09
(
R$28.32
as of
December 31, 2015
and
R$26.57
as of
December 31, 2015)
and the weighted average remaining contractual life is approximately
6.40
years (
5.96
years as of
December 31, 2016
and
6.30
years as of
December 31, 2015).

Of the
135,221
thousand outstanding options (
131,244
thousand as of
December 31, 2016),
40,150
thousand options are vested as at
December 31, 2017 (
52,780
thousand as of
December 31, 2016).

The weighted average exercise price of the options is as follows:

In R$ per share	2017	2016	2015

Options outstanding at January 1 st	13.87	12.36	10.07
Options issued during the period	19.82	17.18	18.42
Options forfeited during the period	17.88	12.83	20.35
Options exercised during the period	5.81	2.52	5.05
Options outstanding at ended period	15.27	13.87	12.36
Options exercisable at ended period	3.78	3.66	3.29

For the options exercised during
2017,
the weighted average share price on the exercise date was
R$18.87
(
R$18.41
as of
December 31, 2016).

To settle the exercised stock options, the Company
may
use treasury shares. The current limit of authorized capital is considered sufficient to meet all stock option plans if the issue of new shares is required to meet the grants awarded in the Programs.

During the period, Ambev issued
794
thousand (
7,329
thousand in
2016
) deferred stock units related to exercise of the options in the model “Grant
1”.
These deferred stock units are valued at the share price of the day of grant, representing a fair value of approximately
R$15.2
(
R$133,9
in
2016
), and cliff vest after
five
years.

The total number of shares purchased under the plan of shares by employees, whose grant is deferred to a future time under certain conditions (deferred stock), is shown below:

Thousand deferred shares	2017	2016	2015

Deferred shares outstanding at January 1 st	19,260	19,056	17,490
New deferred shares during the period	794	7,329	2,692
Deferred shares granted during the period	(2,874)	(6,118)	(804)
Deferred shares forfeited during the period	(880)	(1,007)	(322)
Deferred shares outstanding at ended year	16,300	19,260	19,056

Additionally, certain employees and directors of the Company receive options to acquire AB Inbev shares, the compensation cost of which is recognized in the income statement against equity.

These share-based payments generated an expense of
R$236.9
in the year ended
December 31, 2017 (
R$189.3
and
R$209.4
for the year ended
December 31, 2016
and
2015,
respectively), recorded as administrative expenses.